DERIVATIVE LIABILITY (Details)	6 Months Ended
Mar. 31, 2026 USD ($)
DERIVATIVE LIABILITY.
Beginning balance	$ 230,379
Change in fair value	(204,794)
Ending balance	25,585
Fair value, net derivative asset (liability) transfers, amount	0
Fair value, net derivative asset (liability), level 1 to 2 transfers, amount	0
Fair value, net derivative asset (liability), level 2 to 1 transfers, amount	$ 0